FAIR VALUES	12 Months Ended
Dec. 31, 2019
FAIR VALUES
FAIR VALUES

6.    FAIR VALUES

6.1  Fair Value of Financial Instruments

The Group classifies fair values of financial instruments in a three level hierarchy according to the reliability of the inputs used to determine them.

Fair Value level 1:  The fair value of financial instruments traded in active markets (such as publicly-traded derivatives, debt securities or available for sale) is based on market quoted prices as of the date of the reporting period. If the quoted price is available and there is an active market for the instrument, it will be included in Level 1. Otherwise, it will be included in Level 2.

Fair Value level 2: The fair value of financial instruments which are not traded in active markets, such as over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable market data and rely the least possible on the Group’s specific estimates. If all significant inputs required to determine fair value a financial instrument are observable, such instrument is included in level 2. If the inputs used to determine the price are not observable, the instrument will be included in Level 3.

Fair Value level 3: If one or more significant inputs are not based on observable market data, the instrument is included in level 3.

The Group’s financial instruments measured at fair value as of December 31, 2019 and 2018 are detailed below:

Financial Instruments as of 12/31/2019	FV level 1	FV level 2	FV level 3	Total
Assets
- Cash and due from banks	29,910	—	—	29,910
- Debt securities at fair value through profit or loss	564,830	—	3,671	568,501
- Derivatives	257,587	—	—	257,587
- Other financial assets	1,101,531	—	—	1,101,531
- Other debt securities	7,171,171	—	—	7,171,171
- Financial assets in guarantee	4,924,540	—	—	4,924,540
- Investments in Equity Instruments	5,796	8,783	—	14,579
Total Assets	14,055,365	8,783	3,671	14,067,819
Liabilities
- Liabilities at fair value through profit or loss	189,554	—	—	189,554
- Other financial liabilities	5,996,738	—	—	5,996,738
Total Liabilities	6,186,292	—	—	6,186,292

Financial Instruments as of 12/31/2018	FV level 1	FV level 2	FV level 3	Total
Assets
- Cash and due from banks	15,997	—	—	15,997
- Debt securities at fair value through profit or loss	5,761,365	17,485,964	—	23,247,329
- Derivatives	24,496	—	—	24,496
- Other financial assets	23,181	—	—	23,181
- Other debt securities	173,134	—	—	173,134
- Financial assets in guarantee	2,896,049	—	—	2,896,049
- Investments in Equity Instruments	2,466	13,539	—	16,005
Total Assets	8,896,688	17,499,503	—	26,396,191
Liabilities
- Liabilities at fair value through profit or loss	412,403	—	—	412,403
- Derivative instruments	—	144,944	—	144,944
- Other financial liabilities	4,472,991	—	—	4,472,991
- Financing received from the Argentine Central Bank and other financial institutions	23,023	—	—	23,023
Total Liabilities	4,908,417	144,944	—	5,053,361

Below is shown the reconcilation of the financial instruments classiffied as Fair Value Level 3:

FV level 3	12/31/2018	Transfers(*)	Additions	Disposals	P/L	12/31/2019
Assets
- Debt securities at fair value through profit or loss	—	3,671	—	—	—	3,671

(*)   The transfer was due to the lack of observable prices, directly or indirectly, for the measurement of this Financial Instruments

The Group’s policy is to recognize transfers between fair value levels only at end of period. The transfers were produced by the classification as Level 3 of the financial instruments with lack of observable prices.

Valuation Techniques

Valuation techniques to determine fair values Level 2 and Level 3  include the following:

•	Market or quoted prices for similar instruments.
•	The estimated present value of instruments.

The valuation technique to determine fair value Level 2 is based on inputs other than the quoted price included in Level 1 that are readily observable for the asset or liability (i.e., prices).

For Level 3, the Group uses valuation techniques through spot rate curves which calculate the yield upon market prices.

These valuation techniques are detailed below:

•

Interpolation model: It consists of the determination of the value of financial instruments that do not have a market price at the closing date, based on quoted prices for similar assets (both in terms of issue, currency, and duration) in the active markets ( MAE, Bolsar or secondary) through the linear interpolation of them. This technique has been used by the Entity to determine the fair value of the instruments issued by the BCRA and Treasury Bills without quotation at the end of this period.

•

Performance Curve Model under Nelson Siegel: This model proposes a continuous function to model the trajectory of the instant forward interest rate considering as a domain the term comprised until the next interest and / or capital payment. It consists in the determination of the instrument’s price estimating for this the volatility through market curves. The Entity has used this model to estimate prices in negotiable obligations or financial instruments with variable interest rate.

The principal inputs considered by the Group for its determination of fair values under the linear interpolation model are:

•	Instrument prices that were quoted between the date the curve is estimated and the settlement date of the latest payment available.
•	Implicit rates in the last available tender.
•	Only instruments that have been traded with a 24-hour settlement are considered.
•	If the same instrument has been listed on MAE (“Mercado Abierto Electrónico”) and Bolsar, only the market price that has been traded in the market with higher volume is considered
•	The yield curve is standardized based on a set of nodes, each of which has an associated expiration date.
•	Instruments denominated in US dollars are converted at the exchange rate on the date the instrument is negotiated.

Likewise, for the determination of fair values under the Nelson Siegel model, the main data and aspects considered by the Entity were:

•	The Spot rate curves in pesos + BADLAR and the Spot rate curve in US dollars are established based on bonds predefined by Financial Risk Management.
•	The main source of prices for Bonds is MAE, without considering those corresponding to operations for own portfolio.
•	The portfolio of bonds used as input is changed with every issuance.

The Group periodically evaluates the performance of the models based on indicators which have defined tolerance thresholds.

Under IFRS, the estimated residual value of an instrument at inception is generally the transaction price.

In the event that the transaction price differs from the determined fair value, the difference will be recognized in the statement of results proportionally for the duration of the instrument.

6.2    Fair Value of other Financial Instruments

The following describes the methodologies and assumptions used to determine the fair values of financial instruments not recorded at their fair value in these financial statements:

•

Assets whose fair value is similar to book value: For financial assets and liabilities that are liquid or have short-term maturities (less than three months), the book value is considered to be similar to fair value.

•

Fixed rate financial instruments: The fair value of financial assets was determined by discounting future cash flows at the current market rates offered, for each year, for financial instruments with similar characteristics. The estimated fair value of deposits with a fixed interest rate was determined by discounting future cash flows through the use of market interest rates for deposits with maturities similar to those of the Bank’s portfolio.

•	For listed assets and the quoted debt, fair value was determined based on market prices.

Below is the difference between the carrying amount and the fair value of the main assets and liabilities recorded at amortized cost as of December 31, 2019 and 2018, respectively:

Other Financial Instruments as of 12/31/2019	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
-Cash and due from Banks	26,373,189	26,373,189	26,373,189	—	—
-Other financial assets	995,335	995,335	995,335	—	—
-Loans and other financing	88,010,011	91,637,500	—	—	91,637,500
- Other Debt Securities	3,287,385	3,370,171	3,370,171	—	—
-Financial assets in guarantee	409,164	409,164	409,164	—	—
	119,075,084	122,785,359	31,147,859	—	91,637,500
Financial Liabilities
-Deposits	89,008,177	89,009,817	—	—	89,009,817
-Repo transactions	319,817	319,817	319,817	—	—
-Other financial liabilities	3,118,827	3,174,432	3,174,432	—	—
-Financing received from the BCRA and other financial institutions	9,017,597	8,778,079	—	—	8,778,079
- Unsubordinated Negotiable obligations	6,086,475	6,086,475	6,086,475	—	—
- Subordinated Negotiable Obligations	2,119,888	2,368,114	2,368,114	—	—
	109,670,781	109,736,734	11,948,838	—	97,787,896

Other Financial Instruments as of 12/31/2018	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
-Cash and due from Banks	51,806,375	51,806,375	51,806,375	—	—
-Other financial assets	2,588,976	2,588,976	2,588,976	—	—
-Loans and other financing	118,771,635	138,529,292	—	—	138,529,292
- Other Debt Securities	6,458,727	6,466,670	6,466,670	—	—
-Financial assets in guarantee	191,701	191,701	191,701	—	—
	179,817,414	199,583,014	61,053,722	—	138,529,292
Financial Liabilities
-Deposits	145,996,201	145,629,417	—	—	145,629,417
-Other financial liabilities	2,091,405	2,091,405	2,091,405	—	—
-Financing received from the BCRA and other financial institutions	12,334,083	10,134,114	53,055	—	10,081,059
- Unsubordinated Negotiable obligations	14,317,445	12,232,833	12,232,833	—	—
- Subordinated Negotiable Obligations	2,128,759	2,109,793	2,109,793	—	—
	176,867,893	172,197,562	16,487,086	—	155,710,476

6.3    Fair Value of Equity instruments

The following are the equity instruments measured at Fair Value with changes in profit or loss as of December 31, 2019 and 2018:

	12/31/2019	12/31/2018
YPF S.A.	—	1,665
Grupo Financiero Galicia S.A.	5,796	801
Loma Negra S.A.	—	—
Tenaris SA	—	—
Pampa Energía S.A.	—	—
Total	5,796	2,466

The following are the equity instruments measured at Fair Value with changes in Other Comprehensive Income as of December 31, 2019 and 2018:

	FV at	Loss	FV at
	12/31/2018	through OCI	12/31/2019
MAE	7,092	(2,482)	4,610
SEDESA	2,483	(869)	1,614
COELSA	1,414	(495)	919
PROVINCANJE	417	(145)	272
CUYO AVAL SGR	1,383	(334)	1,049
ARGENCONTROL	193	(68)	125
LOS GROBO SGR	321	(251)	70
IEBA SA	93	(32)	61
Others	143	(80)	63
Total	13,539	(4,756)	8,783

			Exposure to
	FV at	Income	changes in	FV at
	12/31/2017	through OCI	Purchasing Power	12/31/2018
MAE	10,470	—	(3,378)	7,092
SEDESA	3,666	—	(1,183)	2,483
COELSA	2,088	—	(674)	1,414
PROVINCANJE	615	—	(198)	417
CUYO AVAL SGR	505	1,229	(351)	1,383
ARGENCONTROL	285	—	(92)	193
LOS GROBO SGR	154	255	(88)	321
IEBA SA	138	—	(45)	93
Others	63	119	(39)	143
Total	17,984	1,603	(6,048)	13,539